(LOSS) INCOME PER SHARE	3 Months Ended
Mar. 31, 2022
Earnings Per Share [Abstract]
(LOSS) INCOME PER SHARE

Note 16      (LOSS) INCOME PER SHARE

The following table sets forth the computation of basic and diluted income (loss) per common share for the quarters ended March 31, 2022 and 2021.

	For three months ended March 31,
	2022	2021
	$	$
Numerator:
Net (loss) income attributable to the Company	(805,720)	49,490

Denominator:
Weighted-average shares outstanding
- Basic	10,677,150	9,131,786
- Diluted	10,677,150	13,821,506

(Loss) income per share:
- Basic	(0.0755)	0.0054
- Diluted	(0.0755)	0.0036

Basic net income per common share is computed using the weighted average number of the common shares outstanding during the period ended March 31, 2021. Diluted income per share is computed using the weighted average number of ordinary shares and ordinary equivalent shares outstanding which include 5,560,000 warrants outstanding as of March 31, 2021.